Trade payables	9 Months Ended
Sep. 30, 2020
Trade payables
Trade payables

Note 16 – Trade payables

The increase in Trade payables from DKK 57.5 million at December 31, 2019 to DKK 61.8 million at September 30, 2020 is mainly related to increased V-Go operating expenses as a consequence of the acquisition of the Valeritas business described in note 19 on business combinations.